Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 3,046,445	$ 305,649	$ 41,855
Accounts receivable, net of allowance for doubtful accounts of $952, $952 and $0 as of June 30, 2014, December 31, 2013 and 2012.	7,266	3,767	0
Other receivable	7,000	0	0
Prepaid loan costs	540,519	143,302	0
Prepaid expenses, other	111,581	195,810	83,508
Deposits on inventory	287,278	138,262	0
Inventory
Finished goods	633,074	41,022	0
Finished goods in transit	239,000	0	0
Finished goods on consignment	8,079	4,216	0
Total current assets	4,880,242	832,028	125,363
Property and equipment:
Fixed assets, net of accumulated depreciation of $75,019, $41,931 and $918 as of June 30, 2014, December 31, 2013 and 2012.	232,493	220,652	90,297
Website, net of accumulated amortization of $21,698, $18,226 and $10,415 as of June 30, 2014, December 31, 2013 and 2012.	1,736	5,207	13,019
Patent, net of accumulation amortization of $4,122, $3,547 and $2,502 as of June 30, 2014, December 31, 2013 and 2012.	15,735	16,310	7,883
Total property and equipment	249,964
Other assets:
Prepaid loan costs, net of current portion	225,216	0	0
Rent security deposit	8,750	0	0
Utility deposit	4,580	0	0
Total other assets	238,546	0	0
Total assets	5,368,752	1,074,197	236,562
Current liabilities:
Accounts payable and accrued expenses	172,562	218,266	82,037
Deferred revenue	769	1,388	0
Accrued payroll expenses	27,981	23,737	0
Related	1,810	39,133	2,038
Unrelated	48,053	3,025	0
Related	0	1,023,933	200,000
Unrelated	0	100,000	0
Total current liabilities	251,175	1,409,482	284,075
Long-term liabilities:
Convertible senior secured debentures, net of discount Of $1,604,390 at June 30, 2014 and $0 at December 31, 2013	5,395,610	0	0
Stockholders’ deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized; issued and outstanding of 40,737,560, 37,274,292 and 30,874,508 at June 30, 2014, December 31, 2013 and 2012, respectively.	40,736	37,273	30,874
Common stock owed but not issued: 435,000, 2,855,979 and 1,225,994 at June 30, 2014, December 31, 2013 and 2012.	435	2,856	1,226
Paid in capital	9,153,132	6,629,143	3,299,780
Accumulated deficit	(9,472,336)	(7,004,557)	(3,379,393)
Total stockholders’ deficit	(278,033)	(335,285)	(47,513)
Total liabilities and stockholders’ deficit	$ 5,368,752	$ 1,074,197	$ 236,562